UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CONESTOGA

SMALL CAP FUND

M a n a g e d   B y

SEMI-ANNUAL REPORT

March 31, 2010

(Unaudited)

May 24, 2010

Dear Fellow Shareholders,

Equity markets continued to move higher over the past six months with major averages reaching levels not seen since 2008.  The Dow Jones Industrial Average neared 11,000 (and crossed that level in April), while the S&P 500 and Russell 2000 indices also moved higher.  Signs of continuing economic stabilization coupled with better corporate earnings allowed equity markets to continue to move higher over the last six months.  Investors appear to be taking a “go-slow” approach to the equity markets, as inflows to equity mutual funds were very light and trading volume was below historic levels.  Small Cap Stocks continued to outperform Large Cap Stocks (in defiance of most forecaster’s expectations).

The Conestoga Small Cap Fund has trailed its benchmarks for the past six- and twelve-months.  However, the Fund returns remain ahead of the benchmarks over the trailing two-, three-, five-, and since inception periods.  As portfolio managers (as well as co-investors) in the Fund, we were obviously disappointed with the past year’s relative results.  However, our investment approach has experienced underperformance such as this in the past; we are not in unfamiliar territory.  The magnitude of our underperformance is very similar to that experienced in the 2003—2004 time period.  Given our targeted portfolio of 45-50 companies, it is not unexpected to have deviations from the benchmark over short periods of time.

During periods of underperformance, we remain committed to the investment approach which has historically produced a very attractive return profile with less risk than the benchmarks.  When faced with stocks that have lagged the market, we encounter the critical decision: What next?  Bill Martindale, co-manager of the Small Cap Fund and a seasoned investor with over 40 year’s experience, describes this as the “second decision.”  We believe that the second decision, or what to do with a company that has just surprised us (either negatively or positively), is at least as important as the decision to initially purchase the stock.  In these cases, we begin with a fresh perspective.  Every company in the portfolio has a lead analyst with primary research responsibility, but after a disappointment, a review of the company and its fundamentals is conducted by another member of the investment team.  These reviews serve to either confirm or disprove our investment thesis.  The reviews may cause us to sell, hold, or buy more of a stock depending on the analysis.

These “second decisions” – to hold, sell, or buy more – can play a significant role in our long-term performance.  Because we are long-term investors, we believe they can provide the opportunity to take advantage of other investors’ short-term  focus.  So many market participants seem to be unable to look past the current quarter.  We believe that our fundamental research efforts and ongoing due diligence allow us to objectively determine if the long-term thesis has been impaired, or if the results are a function of reporting financial results every ninety days.

Looking forward, we continue to be optimistic about the Fund’s performance prospects relative to the market.  We have re-positioned our holdings by increasing the weights in some of our higher conviction names and recent underperformers.  In the first quarter, Conestoga increased positions in AeroVironment Inc. (AVAV); Bottomline Technologies Inc. (EPAY); ComScore Inc. (SCOR); Phase Forward Inc. (PFWD); and Tetra Tech Inc. (TTEK).  We sold several smaller positions to create the capital for these transactions and take advantage of their current valuations and strong near-term and long-term prospects.  Examples of smaller positions eliminated during the first quarter include Franklin Electric Co. (FELE) and Kensey Nash Corp. (KNSY).  In order to take advantage of near-term appreciation, we also reduced our weighting in Capella Education Co. (CPLA); Core Laboratories Inc. (CLB) Neogen Inc. (NEOG); and Rollins Inc. (ROL).

The rally for lower-quality stocks is fairly mature at this point, and while we believe the global economy is on much better footing, we continue to believe that the overall growth will be slow.  From a valuation perspective, if the portfolio simply gets back to its average five-year relative price/earnings ratio, it would imply 8% upside versus the Russell 2000 Growth and 11% upside versus the Russell 2000.  Additionally, the Fund’s top ten holdings are currently trading at a 13% discount to their 5-year average price earnings ratio.  We continue to believe that companies with less leverage, organic growth, and strong business models will be best positioned in the recovery long-term.  We believe that a credit constrained recovery will dampen economic growth and high quality small caps will begin to show better relative earnings growth rates in the next 12-18 months.

As managers and fellow shareholders of the Fund, we would like to thank you for continuing to place your confidence and trust in us.

William C. Martindale, Jr.

Robert M. Mitchell

Conestoga Small Cap Fund $19,416.52
Russell 2000 Index $20,653.15
Russell 2000 Growth Index $20,516.34
Value of $10,000 Invested 10/01/2002
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
9/30/2002
12/31/2002
3/31/2003
6/30/2003
9/30/2003
12/31/2003
3/31/2004
6/30/2004
9/30/2004
12/31/2004
3/31/2005
6/30/2005
9/30/2005
12/31/2005
3/31/2006
6/30/2006
9/30/2006
12/31/2006
3/31/2007
6/30/2007
9/30/2007
12/31/2007
3/31/2008
6/30/2008
9/30/2008
12/31/2008
3/31/2009
6/30/2009
9/30/2009
12/31/2009
3/31/2010

	One Year Return	Five Year Return	Since Inception (10/1/2002 through 3/31/2010)
Conestoga Small Cap Fund	43.40%	4.15%	9.26%
Russell 2000 Index	62.76%	3.36%	9.93%
Russell 2000 Growth Index	60.32%	3.82%	9.86%

The Fund's past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares, but does reflect the reinvestment of all dividends and distributions.

CONESTOGA SMALL CAP FUND

Expense Example

(Unaudited)

As a shareholder of the Conestoga Small Cap Fund, you incur the following costs: management fees and trustee fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2009 through March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	October 1, 2009
	October 1, 2009	March 31, 2010	to March 31, 2010

Actual	$1,000.00	$1,078.01	$5.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.45	$5.54

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Conestoga Small Cap Fund:

CONESTOGA SMALL CAP FUND

Securities Holdings by Sector

March 31, 2010

(Unaudited)

The following chart gives a visual breakdown of the Fund by the economic sectors*.  The underlying securities represent a percentage of the total net assets.  The total net assets of the Fund on March 31, 2010 were $ 91,072,601.

35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
Consumer Discretionary, 4.40%
Financial Services, 10.93%
Healthcare, 19.41%
Materials and Processing, 2.56%
Energy, 7.39%
Producer Durables, 21.97%
Technology, 28.69%
Liabilities in Excess of Other Assets , -0.82%
Cash Equivalent, 5.47%

*Russell Sectors

			% of Total
Shares		Value	Net Assets
COMMON STOCKS

Consumer Discretionary
Educational Services
28,150	Capella Education Company *	$ 2,613,446
Textile Apparel & Shoes
90,750	Iconix Brand Group, Inc. *	1,393,920

Consumer Discretionary Sector Total		4,007,366	4.40%

Energy
Oil: Crude Producers
29,275	St. Mary Land & Exploration Company	1,019,063
Oil Well Equipment & Services
50,001	Carbo Ceramics, Inc.	3,117,062
11,075	Core Laboratories NV	1,448,610
98,375	Tesco Corporation *	1,148,036
Oil Well Equipment & Service Total		5,713,708

Energy Sector Total		6,732,771	7.39%

Financial Services
Asset Management & Custodian
59,000	Westwood Holdings Group, Inc.	2,171,200
Financial Data & Systems
70,000	Advent Software, Inc. *	3,132,500
28,975	FactSet Research Systems, Inc.	2,125,896
52,400	Morningstar, Inc. *	2,519,916
Financial Data & Systems Total		7,778,312

	Financial Services Sector Total	9,949,512	10.93%

Healthcare
Health Care Services
40,850	Quality Systems, Inc.	2,509,824
Medical Equipment
75,500	Abaxis, Inc. *	2,052,845
153,000	Somanetics Corporation *	2,928,420
Medical Equipment Total		4,981,265

			% of Total
Shares		Value	Net Assets
COMMON STOCKS

Medical and Dental Instruments and Supplies
41,100	Integra Lifesciences Holdings Company *	1,801,413
34,800	Landauer, Inc.	2,269,656
96,000	Meridian Bioscience, Inc.	1,955,520
52,451	Neogen Corporation *	1,316,520
47,175	Surmodics, Inc. *	987,845
29,225	TECHNE Corporation	1,858,126
Medical and Dental Instruments and Supplies Total		10,189,080

	Healthcare Sector Total	17,680,169	19.41%

Materials and Processing
Building Materials
84,000	Simpson Manufacturing Company, Inc.	2,331,840

Materials and Processing Sector Total		2,331,840	2.56%

Producer Durables
Aerospace
114,925	Aerovironment, Inc. *	3,000,692
Commercial Services
65,000	Advisory Board Company *	2,047,500
71,500	Costar Group, Inc. *	2,968,680
125,000	Phase Forward, Inc. *	1,636,250
93,500	Ritchie Bros. Auctioneers, Inc.	2,013,055
108,026	Rollins, Inc.	2,342,004
70,050	Tetra Tech, Inc. *	1,613,952
Commercial Services Total		12,621,441
Diversified Manufacturing Operations
64,000	Raven Industries, Inc.	1,887,360
Scientific Instruments: Control & Filter
96,000	Sun Hydraulics Corporation	2,494,080

Producer Durables Sector Total		20,003,573	21.97%

Technology
Communications Technology
65,000	EMS Techologies, Inc. *	1,079,000
			% of Total
Shares		Value	Net Assets
COMMON STOCKS

Computer Services Software & Systems
39,300	Ansys, Inc. *	1,697,170
100,000	Blackbaud, Inc.	2,522,000
77,000	Blackboard, Inc. *	3,207,820
136,850	Bottomline Technologies, Inc. *	2,303,185
71,500	Micros Systems, Inc. *	2,351,635
120,000	TeleCommunication Systems, Inc. *	880,800
150,000	Tyler Technologies, Inc. *	2,811,000
Computer Services Software & Systems Total		15,773,610
Computer Technology
28,825	Rimage Corporation *	416,809
Electronic Components
43,250	Hittite Microwave Corp. *	1,901,702
64,000	NVE Corporation *	2,899,200
Electronic Components Total		4,800,902
Electronics
58,025	II-VI, Inc. *	1,963,566
Information Technology
125,575	Comscore, Inc. *	2,095,847

	Technology Sector Total	26,129,734	28.69%

TOTAL COMMON STOCKS
	(Cost $73,845,110)	86,834,965	95.35%

SHORT-TERM INVESTMENTS
4,984,171	UMB Bank Money Market Fiduciary 0.05%**
	(Cost $4,984,171)	4,984,171	5.47%

TOTAL INVESTMENTS
	(Cost $78,829,281)	91,819,136	100.82%

	Liabilities in Excess of Other Assets	(746,535)	(0.82)%

	TOTAL NET ASSETS	$91,072,601	100.00%

* Non-income producing
** Variable rate. The rate represents the rate at March 31, 2010.

Assets:
Investments at Value (Cost $78,829,281)	$ 91,819,136
Receivables:
Dividends	69,310
Interest	92
Total Assets	91,888,538
Liabilities:
Accrued Investment Advisory Fees	84,983
Accrued Trustee Fees	7,924
Payable for Securities Purchased	723,030
Total Liabilities	815,937
Net Assets	$ 91,072,601

Net Assets Consist of:
Beneficial Interest Paid-in	$ 80,425,617
Accumulated Net Investment Loss	(147,237)
Accumulated Net Realized Loss on Investments	(2,195,634)
Net Unrealized Appreciation in Value of Investments	12,989,855
Net Assets, for 4,991,719 Shares Outstanding, Unlimited Number of
Shares Authorized with a $0.001 Par Value	$ 91,072,601
Net Asset Value, Offering and Redemption Price
Per Share ($91,072,601/4,991,719 shares)	$ 18.24

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

Note 1. Organization

Conestoga Funds (the "Trust") was organized as a Delaware business trust on February 5, 2002.  The Trust consists of two series, the Conestoga Small Cap Fund (the “Fund”) and the Institutional Advisors LargeCap Fund.  The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act").  The Fund's investment strategy is to achieve long-term growth of capital.  The Fund's registration statement became effective with the SEC and the Fund commenced operations on October 1, 2002.  The Fund’s investment advisor is Conestoga Capital Advisors, LLC. (the “Adviser”).

Note 2.  Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2010 by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2010
Assets
Money Market	$ 4,984,171	$ -	$ -	$ 4,984,171
Common Stocks	86,834,965	$ -	$ -	86,834,965
Total	$ 91,819,136	$ -	$ -	$ 91,819,136

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

investment income and any realized capital gain.  Therefore, no federal income or excise tax provision is required.

Accounting principles generally accepted in the United States of America provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and require the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the Fund’s tax positions as of March 31, 2010, and has determined that none of them are uncertain.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. Tax returns filed within the three years ended September 30, 2009, are open for examination. No examination of any of the Fund’s tax returns is currently in progress.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Those differences are primarily due to differing treatments for net investment losses and deferral of wash sale losses and post-October losses.  Distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Investment Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Securities Lending - The Fund may from time to time lend securities from its portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations.  The Fund may not lend portfolio securities to: (a) any “affiliated person” (as that term is defined in the 1940 Act) of the Trust; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person.  Generally, the Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. government obligations.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Fund or the borrower at any time.  While the Fund will not have the right to vote securities on loan, it intends to terminate loans and

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

regain the right to vote if a particular vote is considered important with respect to the investment.  The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.  The Fund will limit its securities lending to 33 1/3% of total assets (inclusive of loan collateral).  During the six months ended March 31, 2010, the Fund did not loan any portfolio securities.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other - Accounting principles generally accepted in the United States of America require that permanent book/tax differences be reclassified among the components of capital. The reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed net investment income and accumulated net realized gain/(loss) on a tax basis.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 3. Investment Advisory Agreement and Other Related Party Transactions

The Fund has entered into an Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Fund.  Under the terms of the Advisory Agreement, the Adviser pays all Fund expenses except Rule 12b-1 fees, fees and expenses of the unaffiliated trustees, taxes, interest and extraordinary expenses.  Pursuant to the Advisory Agreement the Fund pays the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 1.20% of average daily net assets of the Fund.  For the six months ended March 31, 2010, the Adviser earned advisory fees of $459,811.  The Adviser has contractually agreed to limit the Fund’s net annual operating expenses to 1.10% of the Fund’s average daily net assets until at least January 29, 2011.  For the six months ended March 31, 2010, the Adviser waived $57,650 of its fees under this arrangement.

The Trust, on behalf of the Fund, has adopted a distribution plan (the "Distribution Plan"), pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay certain expenses associated with the distribution of its shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Plan provides that the Fund will reimburse the Adviser for actual distribution and shareholder servicing expenses incurred by the Adviser not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. The Distribution Plan is currently inactive and the Fund did not accrue any 12b-1 fees under this plan during the six months ended March 31, 2010.

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan, under which the Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers (agents).  The Fund may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the shares serviced by a particular agent.  The Fund presently does not have any such shareholder servicing agreements in effect and is not accruing fees under the Shareholder Servicing Plan.

Certain directors and officers of the Adviser are trustees, officers or shareholders of the Fund.  These individuals receive benefits from the Adviser resulting from the fees paid to the Adviser by the Fund.

There were no shareholder votes held between October 1st 2009 and March 31st 2010.

On November 19th 2009, the Board of Trustees approved the continuation of the Investment Advisory Agreement between the Trust, on behalf of the Fund and Conestoga Capital Advisors dated January 2nd 2008, through January 2nd 2011.

Note 4. Investments

Investment transactions, excluding short term investments, for the six months ended March 31, 2010, were as follows:

Purchases……………………………………………..………….…$ 26,009,792

Sales……………………………………………………………….….$   6,663,482

For Federal Income Tax purposes, the cost of investments owned at March 31, 2010 is $78,829,281.  As of March 31, 2010, the gross unrealized appreciation on a tax basis totaled $17,040,835 and the gross unrealized depreciation totaled $4,050,980 for a net unrealized appreciation of $12,989,855.

As of September 30, 2009 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation                   $7,176,829

Capital loss carryforwards                      (1,043,730)

Post October losses                                (1,631,325)

As of September 30, 2009 the Fund net capital loss carry-forwards of $1,043,730, which are available to offset future realized gains until 9/30/2017.  To the extent the carry-forwards are used to offset future gains, the amount offset will not be distributed to shareholders.

The difference between the sum of the capital loss carry-forwards and post October losses for tax purposes and the accumulated net realized losses reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

Net capital losses incurred after October 31st within the current fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund incurred and elected to defer such capital losses and they are included under the caption “Post October Losses” in the components of accumulated earnings on a tax basis shown above.

The tax character of distributions paid during the year ended September 30, 2009 and the six months ended March 31, 2010 were as follows:

	March 31, 2010	September 30, 2009
Ordinary income	$ -	$ 130,451
Long Term Capital Gain	-	11,147
Total	$-	$141,598

Note 5. Capital Stock

The following table summarizing the activity in shares of the Fund:

                   For the Six Months Ended 3/31/2010                 For the Year Ended 9/30/2009

	Shares	Value	Shares	Value
Issued	1,497,423	$ 26,018,947	2,598,100	$ 31,012,667
Reinvested	-	-	4,817	63,196
Redeemed	(368,730)	(6,447,239)	(1,148,423)	(11,437,413)
Total	1,128,693	$ 19,571,708	1,454,494	$ 19,638,450

Note 6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Note 7. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No.

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual report periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

CONESTOGA SMALL CAP FUND

Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees.  Information pertaining to the Trustees and Officers of the Fund are set forth below.  The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling toll free 1-800-320-7790.

Name & Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee[3] or Officer
Disinterested Trustees[i]:
Michael R. Walker, 1948	Trustee	Since 2002	Partner of Key Real Estate LLC, since 2004; Chairman of ElderTrust, 1998-2004;	2	None
Nicholas J. Kovich, 1956	Trustee	Since 2002	Kovich Capital Management (Private Asset Management), since 2001;	2	Trustee, the Milestone Funds (1 portfolio)
William B. Blundin, 1939	Trustee	Since 2002	CEO of Bransford Investment Partners, LLC, since 1997;	2	Trustee, the Saratoga Funds (12 portfolios)
Richard E. Ten Haken, 1934	Trustee	Since 2002	President and CEO of Ten Haken & Associates, Inc., since 1992;	2	None
Interested Trustees[4]:
W. Christopher Maxwell, 1943	Chairman & CEO, Trustee	Since 2002	Managing Partner of Conestoga Capital Advisors LLC, 2001-2008; Maxwell Associates LLC President & CEO, since 1997;	2	None
William C. Martindale, Jr., 1942	President, Trustee	Since 2002	Managing Partner and Chief Investment Officer of Conestoga Capital Advisors LLC, since 2001; Co-Portfolio Manager of the Fund since 2002;	2	Director of the Adondo Corporation
Officers:
Duane R. D’Orazio, 1972	Secretary, Chief Compliance Officer & Anti-Money Laundering Officer	Since 2002	Managing Partner, Head Trader and Chief Compliance Officer of Conestoga Capital Advisors LLC, since 2001;	1	None
Name & Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee[3] or Officer
Robert M. Mitchell, 1969	Treasurer	Since 2002	Managing Partner, Portfolio Manager and Research Analyst of Conestoga Capital Advisors LLC, since 2001; Co-Portfolio Manager of the Fund since 2002;	2	None
Gregory Getts, 1957	Assistant Treasurer	Since 2004	President and Owner of Mutual Shareholder Services, LLC since 1999;	2	None
Mark S. Clewett, 1968	Senior V.P.	Since 2006	Senior V.P. of Consultant Relations, Delaware Investments, 1996- 2005; Managing Partner, Director of Institutional Sales and Client Service of Conestoga Capital Advisors LLC, since 2006;	1	None
Joseph F. Monahan, 1959	Senior V.P.	Since 2009	Senior V.P. and CFO of McHugh Associates 2001 -2008; Managing Director, Portfolio Manager, Research Analyst of Conestoga Capital Advisors LLC, since December 2008;	1	None
David M. Lawson, 1951	Senior V.P.	Since 2009	President and Chief Operating Officer of McHugh Associates 1995 -2008; Managing Director, Portfolio Manager, Research Analyst, Conestoga Capital Advisors LLC, since December 2008;	1	None
Michelle L. Patterson, 1976	Vice President	Since 2004	Operations and Client Service Coordinator of Conestoga Capital Advisors LLC, since 2001;	1	None
M. Lorri McQuade, 1950	Vice President	Since 2004	Office Manager and Client Service Representative of Conestoga Capital Advisors LLC, since 2001;	1	None

Notes:

1

Each Trustee may be contacted by writing to the trustee, c/o Conestoga Funds, 259 N. Radnor-Chester Road, Radnor Court, Suite 120, Radnor, PA 19087.

2

There is no defined term of office for service as a Trustee.  Each Trustee serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

3   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies") or other investment companies registered under the 1940 Act.

4

Mr. Maxwell and Mr. Martindale each have ownership interest in Conestoga Capital Advisors.  Each of these persons are considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

CONESTOGA SMALL CAP FUND

Additional Information

March 31, 2010

(Unaudited)

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter.  You can obtain a copy, available without charge, on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended December 31, 2004.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 1-800-320-7790 and (ii) from Form N-PX filed by the Fund with the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 320-7790 to request a copy of the SAI or to make shareholder inquiries.

Tax Information (Unaudited)

During the six months ended March 31, 2010, the Fund did not pay any distributions.

Board of Trustees

W. Christopher Maxwell, Chairman

William B. Blundin

Nicholas J. Kovich

William C. Martindale, Jr.

Richard E. Ten Haken

Michael R. Walker

Investment Adviser

Conestoga Capital Advisors, LLC

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

UMB Bank , NA

928 Grand Blvd.

Kansas City, MO 64106

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street 26th Floor

Philadelphia, PA 19103

Counsel

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

Conestoga Small Cap Fund Officers

W. Christopher Maxwell, Chairman and CEO

William C. Martindale, Jr., President

Duane R. D’Orazio, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer

Robert M. Mitchell, Treasurer

Gregory Getts, Assistant Treasurer

Mark S. Clewett, Senior Vice President

Joseph F. Monahan, Senior Vice President

David M. Lawson, Senior Vice President

Michelle L. Patterson, Vice President

M. Lorri McQuade, Vice President

This report is provided for the general information of the shareholders of the Conestoga Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Institutional Advisors

LargeCap Fund

M a n a g e d   B y

Institutional Advisors LLC

SEMI-ANNUAL REPORT

March 31, 2010

(Unaudited)

March 31, 2010

Dear Fellow Shareholders,

Market Overview

Economic and market trends are established when competing forces meet and one side is dominant.  For example, a stock price rises when there are many more buyers than sellers.  Worker wages don’t increase if there is an abundance of workers relative to the number of available jobs.

For several quarters we have expressed our view that the recovery of the economy from the depths of 2008 and early 2009, while real and sustainable, will occur at a very sluggish pace.  The cause of this mediocre level of growth is that competing forces are nearly equal.  Let’s examine two examples.

The housing market collapse was a precipitating factor leading to the recession.  Activity levels have clearly improved, but only because interest rates have reached such low levels, prices became so depressed, and the government introduced attractive homebuyer incentives.  Absent these circumstances, it seems likely that the housing market would further succumb to the excess supply and impaired mortgage condition that plagues the market.  Competing forces offset one another and result in a flat trend.

Unemployment has been one of the most troubling results of the economic downturn.  While many signs of economic improvement are apparent, this rate has yet to drop much below 10%.  New jobs are being created, yet at such a slow pace that they barely offset added returning workers (those who had given up job-hunting and have now re-entered the market).  Again, until the pace of job creation significantly outweighs increases in job-searchers, unemployment will remain unchanged.

Institutional Advisors continues to observe that competing forces leave the U.S. economy in a state of equilibrium.  Growth is positive yet barely so, equities are fully valued in the current environment, short-term interest rates must remain low and unchanged, and inflation is benign.  We believe time is the missing ingredient to achieve robust economic growth, and several more quarters are required.  Until then, our continued focus for NPITC clients is security selection within a disciplined portfolio framework so that we are prepared to capitalize on future opportunities.

Equities

Through the end of the 1st quarter of 2010, the Dow Jones Industrial Average, S&P 500 and NASDAQ have surged 68%, 76% and 90%, respectively, from their March 2009 lows.  This performance pattern is typical of prior bull markets since 1949.  Consistent with the pattern, the initial gains have been led by small-cap and low quality common stocks as investor appetite for risk returned.  During the second year of a market recovery, stock performance generally decelerates and higher quality names, with stable and increasing earnings growth, begin to outperform lower quality names.

The market has continued to move upward despite areas of concern, which include real estate markets, credit availability, income growth, labor conditions, European Union debt issues, health care reform, and inflation risks in China & India.  There appears to be growing consensus on Wall Street that as long as none of these issues threaten to derail the cyclical recovery in corporate earnings, the markets will continue to advance in keeping with corporate profit improvement.

The 1st quarter’s returns followed the recovery pattern outlined above, as the Fund was up 4.15% versus the S&P 500 advance of 5.39%.  The Fund’s best relative sector performance came from Utilities, which was down only -0.43% versus the index, down -4.61%, followed by Information Technology, up 3.13% versus the 1.67% index return.  The Fund’s worst relative performance came from in the Industrials sector, which was up 5.58% versus the index at 12.45%, and Financials where the Fund was up 9.07% versus the index return of 10.82%.

As the year progresses, the markets will respond favorably, if corporate profits continue to show improvement.  We anticipate quality to begin to outperform during the year, with Investors turning to companies with more reliable and stable profitability.

Sincerely,

Terry L. Morris

Portfolio Manager

Institutional Advisors LargeCap Fund

Comparison of Changes in Value of $10,000 as of Closing Business Day Prior to Inception (March 31, 2009)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Value of $10,000 Invested 3/31/2010
Institutional Advisors LargeCap Fund $14,106
S&P 500 Index $14,975
3/31/2009
4/30/2009
5/31/2009
6/30/2009
7/31/2009
8/31/2009
9/30/2009
10/31/2009
11/30/2009
12/31/2009
1/31/2010
2/28/2010
3/31/2010

	Since Inception (3/31/2009 through 3/31/2010)
Institutional Advisors LargeCap Fund *	41.06%
S&P 500 Index	49.75%

* Net of sales charge.

The Fund's past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

INSTITUTIONAL ADVISORS LARGECAP FUND

Expense Example (Unaudited)

As a shareholder of the Institutional Advisors LargeCap Fund, you incur the following costs: management fees, trustee fees, load, transaction costs, and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2009 through March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	October 1, 2009
	October 1, 2009	March 31, 2010	to March 31, 2010

Actual	$1,000.00	$1,105.51	$7.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

INSTITUTIONAL ADVISORS LARGECAP FUND

Portfolio Holdings

March 31, 2010

(Unaudited)

The following chart gives a visual breakdown of the Fund by the sectors.  The underlying securities represent a percentage of the total net assets.  The total net assets of the Fund on March 31, 2010 were $21,342,481.

INSTITUTIONAL ADVISORS LARGECAP FUND

Schedule of Investments

March 31, 2010

(Unaudited)

Shares			Value	% of Total Net Assets
COMMON STOCKS				
Consumer Discretionary				
Hotels Restaurants & Leisure				
17,106	Darden Restaurants, Inc.	$	761,901	
Media				
10,950	McGraw-Hill Companies, Inc.		390,368	
Specialty Retail				
22,055	Staples, Inc.		516,253	
Textiles, Apparel & Luxury Goods				
5,104	VF Corp.		409,086	
	Consumer Discretionary Sector Total		**2,077,608**	**9.73%**
Consumer Staples				
Beverages				
13,425	Pepsi Co.		888,198	
Food Products				
6,558	General Mills, Inc.		464,241	
21,158	McCormick & Co.		811,621	
Food Products Total			1,275,862	
Food & Staples Retailing				
26,138	Walgreen Co.		969,458	
	Consumer Staples Sector Total		**3,133,518**	**14.68%**
Energy				
Oil, Gas & Consumable Fuels				
6,988	Chevron Corp.		529,900	
10,239	Exxon Mobil Corp.		685,808	
6,324	Occidental Petroleum Corp.		534,631	
Oil, Gas & Consumable Fuels Total			1,750,339	
	Energy Sector Total		**1,750,339**	**8.20%**
Financials				
Insurance				
10,796	Aflac, Inc.		586,115	
Investment Advice				
24,240	Federated Investors, Inc.		639,451	
	Financials Sector Total		**1,225,566**	**5.74%**

INSTITUTIONAL ADVISORS LARGECAP FUND

Schedule of Investments

March 31, 2010

(Unaudited)

Shares		Value	% of Total Net Assets
Health Care			
Biotechnology			
12,146	Amgen, Inc. *	726,786	
Health Care Equipment & Supplies			
8,104	McKesson Corp.	532,595	
11,878	Stryker Corp.	679,659	
Health Care Equipment & Supplies Total		1,212,254	
Health Care Providers & Services			
4,733	Laboratory Corp. of America Holdings *	358,335	
Pharmaceuticals			
11,693	Forest Laboratories, Inc. *	366,692	
13,146	Johnson & Johnson	857,119	
12,559	Pfizer, Inc.	215,387	
Pharmaceuticals Total		1,439,198	
	Health Care Sector Total	3,736,573	17.51%
Industrials			
Aerospace & Defense			
11,136	United Technologies Corp.	819,721	
Air Freight & Logistics			
7,517	C.H. Robinson Worldwide, Inc.	419,824	
Industrial Conglomerates			
16,518	General Electric Co.	300,628	
Machinery			
11,383	Danaher Corp.	909,616	
	Industrials Sector Total	2,449,789	11.48%
Information Technology			
Communications Equipment			
9,806	Qualcom, Inc	411,460	
Computers & Peripherals			
3,526	Apple, Inc. *	828,610	
15,899	Hewlett-Packard Co.	845,032	
4,918	International Business Machines, Inc.	630,734	
Computers & Peripherals Total		2,304,376	
Semiconductors			
19,890	Altera Corp.	483,327

INSTITUTIONAL ADVISORS LARGECAP FUND

Schedule of Investments

March 31, 2010

(Unaudited)

Shares		Value	% of Total Net Assets
Software			
17,106	Intuit, Inc. *	587,078	
22,519	Microsoft Corp.	659,525	
26,788	Oracle Corp.	688,719	
Software Total		1,935,322	
	Information Technology Sector Total	**5,134,485**	**24.06%**
Materials			
Chemicals			
12,435	Sigma Aldrich Corp.	667,262	
	Materials Sector Total	**667,262**	**3.13%**
Telecommunications Services			
Diversified Telecommunication			
16,023	AT&T, Inc.	414,034	
	Telecommunications Services Sector Total	**414,034**	**1.94%**
Utilities			
Utilities			
9,775	Nicor, Inc.	409,768	
	Utilities Sector Total	**409,768**	**1.92%**
TOTAL COMMON STOCKS			
	(Cost $16,725,165)	**20,998,942**	**98.39%**
SHORT-TERM INVESTMENTS			
350,025	UMB Bank Money Market Fiduciary 0.03% **	350,025	**1.64%**
	(Cost $350,025)		
TOTAL INVESTMENTS			
	(Cost $17,075,190)	**21,348,967**	**100.03%**
	Liabilities in excess of Other Assets	(6,486)	**(0.03)%**
	TOTAL NET ASSETS	**$ 21,342,481**	**100.00%**

* Non-income producing securities during the period.

** Variable rate security, the money market rate shown represents the yield at March 31, 2010.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Statement of Assets and Liabilities

March 31, 2010

(Unaudited)

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Statement of Operations

For the Six Months Ended March 31, 2010

(Unaudited)

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Statement of Changes in Net Assets

(Unaudited) For the Six Months Ended 3/31/2010	For the Period Ended 9/30/2009*
Increase In Net Assets		
From Operations:		
Net investment income	$ 40,368	$ 45,052
Net realized gain (loss) on investments	68,595	(111,480)
Net change in unrealized appreciation on investments	1,943,384	3,082,370
Net increase in net assets resulting from operations	2,052,347	3,015,942
Distributions to shareholders from:		
Net investment income	(68,324)	-
Total Distributions	(68,324)	-
From shares of beneficial interest transactions:		
Proceeds from sale of shares	3,234,352	24,248,023
Shares issued on reinvestment of distribution	25,454	-
Cost of shares redeemed	(3,760,143)	(7,405,170)
Total increase (decrease) in net assets from Fund share transactions	(500,337)	16,842,853
Total increase in net assets	1,483,686	19,858,795
Net Assets at Beginning of Period	19,858,795	-
Net Assets at End of Period (Includes undistributed net investment income of $17,095 and $45,052, respectively)	$ 21,342,481	$ 19,858,795

* The Institutional Advisors LargeCap Fund Commenced Operations March 31, 2009.

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Financial Highlights

The accompanying notes are an integral part of the financial statements.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

Note 1. Organization

Institutional Advisors LargeCap Fund (the “Fund”) is a series of Conestoga Funds (the “Trust”), a diversified, open end management investment company registered under the Investment Company of 1940 (the “1940 Act”).  The Fund’s investment strategy is to provide long-term growth of capital.  The Fund's registration statement became effective with the SEC, and the Fund commenced operations on March 31, 2009.  The Fund’s investment adviser is Institutional Advisors LLC (the”Adviser”).  Effective March 31, 2009 (commencement of operations), certain shareholders contributed cash and investment securities to the Fund in a tax-free exchange for 567,157 shares of beneficial interest.  The net assets received were valued at $5,671,571 in accordance with the Fund's stated valuation policies and included unrealized depreciation of $751,977.

Note 2.  Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2010 by major security type:

                                          Quoted Prices in

                                         Active Markets for     Significant Other             Significant           Balance as of

                                           Identical Assets      Observable Inputs     Unobservable Inputs    March 31,

                                                 (Level 1)                  (Level 2)                      (Level 3)                     2010

        Assets

Money Market                       $    350,025                        $   -                             $   -               $      350,025

Common Stocks                   $20,998,942                        $   -                             $   -                $20,998,942

               Total                      $21,348,967                        $   -                             $   -                $21,348,967

Federal Income Taxes- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain.  Therefore, no federal income or excise tax provision is required.

Accounting principles generally accepted in the United States of America provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and require the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the Fund’s tax positions as of March 31, 2010, and has determined that none of them are uncertain.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Those differences are primarily due to differing treatments for net investment losses and deferral of wash sale losses and post-October losses.  Distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Investment Income- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates- Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other- Accounting principles generally accepted in the United States of America require that permanent book/tax differences be reclassified to paid in capital.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the date of the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 3. Investment Advisory Agreement and Other Related Party Transactions

The Fund has entered into an Advisory Agreement with the Adviser to provide supervision, and assistance in the overall management services to the Fund.  Under the terms of the Advisory Agreement, the Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, fees and expenses of the unaffiliated Trustees, taxes, interest and extraordinary expenses.  The Advisory Agreement also provides that the Adviser supervises and assists in the overall management of the Fund’s affairs subject to the authority of the Board.  Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee calculated at an annual rate of 1.70% of the Fund’s average daily net assets.  For the six months ended March 31, 2010, the Adviser earned advisory fees of $172,297.

The Adviser has contractually agreed to limit the Fund’s expense ratio to 1.35% of the Fund’s average daily net assets until at least January 29, 2011.  The Adviser may not recoup any of the fees waived pursuant to this contractual waiver.  For the six months ended March 31, 2010, the Adviser waived $53,338 under this arrangement.

The Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”).  Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1.  The Distribution Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to 0.25% per annum of the Fund’s average daily net assets.  During the six months ended March 31, 2010 the Fund accrued $520 under the Distribution Plan.

The Distribution Plan provides that the Fund may finance activities that are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.

The Trust, on behalf of the Fund, adopted a shareholder servicing plan (“Shareholder Servicing Plan”).  Payments made under the Shareholder Servicing Plan to shareholder servicing agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares and may be up to 0.25% per annum of the Fund’s average daily net assets.  These services may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such financial institution; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investments; (vii) providing subaccounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with the Trust’s service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the Fund may reasonably request to the extent that the agent is permitted to do so under applicable statutes, rules and regulations.  The Fund presently does not have any such shareholder agreements in effect and is not accruing fees under the Shareholder Servicing Plan.

Certain directors and officers of the Adviser are directors, officers or shareholders of the Fund.  These individuals receive benefits from the Adviser resulting from the fees paid to the Adviser by the Fund.

Note 4. Beneficial Interest

As of March 31, 2010, there were an unlimited number of shares of beneficial interest with a $0.001 par value authorized.  The following table summarizing the activity and shares of the Fund:

                         For the Six Months Ended 3/31/2010

	Shares	Value
Issued	242,072	$3,234,353
Reinvested	1,863	25,454
Redeemed	(282,690)	$(3,760,143)
Total	(38,755)	$ (500,336)

                                    For the Period Ended 9/30/2009

	Shares	Value
Issued	2,205,033	$24,248,023
Redeemed	(648,629)	$(7,405,170)
Total	1,556,404	$16,842,853

Note 5.  Investments

Investment transactions, excluding short term investments, for the six months ended March 31, 2010, were as follows:

Purchases……………………………………………..………….…$   2,786,459

Sales……………………………………………………………….….$   3,391,617

For Federal Income Tax purposes, the cost of investments owned at March 31, 2010 is $17,075,190.  As of March 31, 2010, the gross unrealized appreciation on a tax basis totaled $4,407,561 and the gross unrealized depreciation totaled $133,784 for a net unrealized appreciation of $4,273,777.

INSTITUTIONAL ADVISORS LARGECAP FUND

Notes to Financial Statements

March 31, 2010

(Unaudited)

As of September 30, 2009 the components of accumulated income/(losses) on a tax basis were as follows:

Net unrealized appreciation                   $2,274,822

Capital loss carryforwards                           (55,909)

Undistributed ordinary income                    45,052

                 Total                                     $2,263,965

As of September 30, 2009 the Fund net capital loss carryforwards of $55,909, which are available to offset future realized gains until September 30, 2017.  To the extent the carryforwards are used to offset future gains, the amount offset will not be distributed to shareholders.

The difference between the sum of the capital loss carryforwards for tax purposes and the net accumulated realized losses reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure.

Note 6.  Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual report periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Note 7. Contingencies & Commitments

In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

Note 8. Control and Ownership of Shares

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of March 31, 2010, NFS LLC, in aggregate, owned approximately 95.03% of the Fund’s shares and may be deemed to control the Fund.

INSTITUTIONAL ADVISORS LARGECAP FUND

March 31, 2010

Trustees and Officers

(Unaudited)

The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees.  Information pertaining to the Trustees and Officers of the Trust are set forth below.  The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling toll free 1-800-292-2660.

Name & Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Disinterested Trustees[1]:
Michael R. Walker, 1948	Trustee	Since 2002	Partner of Key Real Estate LLC, since 2004; Chairman of ElderTrust, 1998-2004	2	None
Nicholas J. Kovich, 1956	Trustee	Since 2002	Kovich Capital Management (Private Asset Management), since 2001	2	Trustee, the Milestone Funds (1 portfolio)
William B. Blundin, 1939	Trustee	Since 2002	CEO of Bransford Investment Partners, LLC, since 1997	2	Trustee, the Saratoga Funds (12 portfolios)
Richard E. Ten Haken, 1934	Trustee	Since 2002	President and CEO of Ten Haken & Associates, Inc., since 1992	2	None
Interested Trustees[4]:
W. Christopher Maxwell, 1943	Chairman & CEO, Trustee	Since 2002	Managing Partner of Conestoga Capital Advisors LLC, 2001-2008; Maxwell Associates LLC President & CEO, since 1997	2	None
William C. Martindale, Jr., 1942	President, Trustee	Since 2002	Managing Partner and Chief Investment Officer of Conestoga Capital Advisors LLC, since 2001; Co-Portfolio Manager of the Fund since 2002	2	Director, the Adondo Corporation
Additional Officers of the Trust:			Position Held with the Trust:
Mark S. Clewett			Senior Vice President
David M. Lawson			Senior Vice President
Joseph F. Monahan			Senior Vice President
Robert M. Mitchell			Treasurer
Duane R. D’Orazio			Secretary
Greg B. Getts			Assistant Treasurer

1

Each Trustee may be contacted by writing to the Trustee, c/o Conestoga Funds, 259 N. Radnor-Chester Road, Radnor Court, Suite 120, Radnor, PA 19087.

2

There is no defined term of office for service as a Trustee.  Each Trustee serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

3   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies") or other investment companies registered under the 1940 Act.

4

Mr. Maxwell and Mr. Martindale each have an ownership interest in Conestoga Capital Advisors.  Each of these persons are considered to be an “interested person” of the Trust and “Interested Person” within the meaning of the 1940 Act.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter.  You can obtain a copy, available without charge, on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended June 30, 2009 (the Fund commenced operations on March 31, 2009).  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 1-800-292-2660 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-800-292-2660 to request a copy of the SAI or to make shareholder inquiries.

Tax Information (Unaudited)

During the six months ended March 31, 2010, the Fund paid an income distribution of $0.045 per share, for a total distribution of $68,324.

INSTITUTIONAL ADVISORS LARGECAP FUND

Board of Trustees

W. Christopher Maxwell, Chairman

William B. Blundin

Nicholas J. Kovich

William C. Martindale, Jr.

Richard E. Ten Haken

Michael R. Walker

Investment Adviser

Institutional Advisors LLC

2201 Ridgewood Road #180

Wyomissing, PA 19610

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

UMB Bank , NA

928 Grand Blvd.

Kansas City, MO 64106

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street 26th Floor

Philadelphia, PA 19103

Counsel

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

Officers of Institutional Advisors LargeCap Fund

James D. King, President

Karen L. Kleffel, Chief Compliance Officer

Richard A. Lord, Jr., Chief Financial Officer

Michelle H. Debkowski, Secretary

This report is provided for the general information of the shareholders of the Institutional Advisors LargeCap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date June 1, 2010

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date June 1, 2010

* Print the name and title of each signing officer under his or her signature.